UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2010
Check here if Amendment	[x]; Amendment Number: 2
This Amendment:		[x] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		January 6, 2011
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	49
Form 13F Information Table Value Total:	$373,974 (in thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APPLE INC	COM	037833100	809	2850	SH		SOLE		2850
INTERNATL BUS	COM	459200101	406	3025	SH		SOLE		3025
ISH COMX GLD	ETF	464285105	806	63000	SH		SOLE		63000
ISH MSCI ASTRL	ETF	464286103	2636	111000	SH		SOLE		111000
ISH MSCI CDA 	ETF	464286509	3224	115000	SH		SOLE		115000
ISH MSCI PAC J 	ETF	464286665	25101	566550	SH		SOLE		566550
ISH MSCI S AFR	ETF	464286780	3966	59000	SH		SOLE		59000
ISH MSCI HNGKNG	ETF	464286871	13845	65000	SH		SOLE		274750
ISH FTSE XINHUA	ETF	464287184	7137	166700	SH		SOLE		166700
ISH TRANS	ETF	464287192	345	4225	SH		SOLE		4225
ISH MSCI EMERG	ETF	464287234	65600	1465700	SH		SOLE		1465700
IBOXX INV CPBD	ETF	464287242	226	2000	SH		SOLE		2000
ISH S&P 500 GR	ETF	464287309	9735	164000	SH		SOLE		164000
ISH S&P NA RES	ETF	464287374	1285	37000	SH		SOLE		37000
ISH S&PTOPX 150	ETF	464287382	301	7000	SH		SOLE		7000
ISH S&P LATAM40	ETF	464287390	40070	793425	SH		SOLE		793425
ISH MSCI EAFE	ETF	464287465	23280	424000	SH		SOLE		424000
ISH RUSS MCP GR	ETF	464287481	24739	496575	SH		SOLE		496575
ISH RUSS MCP	ETF	464287499	3750	41500	SH		SOLE		41500
ISH S&P MC400	ETF	464287507	1441	18000	SH		SOLE		18000
ISH S&PNA TECH 	ETF	464287549	246	4500	SH		SOLE		4500
ISH COHEN&STRS 	ETF	464287564	1255	20275	SH		SOLE		20275
ISH S&PMC400 GR	ETF	464287606	19371	220000	SH		SOLE		220000
ISH RUSS 1K GR	ETF	464287614	19950	388275	SH		SOLE		388275
ISH RUSS 2K GR	ETF	464287648	2309	30900	SH		SOLE		30900
ISH RUSS 2K	ETF	464287655	2767	42875	SH		SOLE		42875
ISH DJUS RLEST	ETF	464287739	16386	310000	SH		SOLE		310000
ISH DJUS ENERGY	ETF	464287796	243	7500	SH		SOLE		7500
ISH DJUS BASMAT	ETF	464287838	2406	37250	SH		SOLE		37250
ISH S&PEURO PL	ETF	464287861	5865	155000	SH		SOLE		155000
OIL SVC HLDRS	ETF	678002106	622	5500	SH		SOLE		5500
VG DIV APP ETF	ETF	921908844	2728	56000	SH		SOLE		56000
VG HI DIV YLD	ETF	921946406	2513	64500	SH		SOLE		64500
VG ALLW X US	ETF	922042775	2338	51500	SH		SOLE		51500
VG PAC ETF	ETF	922042866	2181	40500	SH		SOLE		40500
BARCLAYS BK 	COM	06739F101	610	12500	SH		SOLE		12500
CLAYMORE EXCH	ETF	18383M506	1630	85000	SH		SOLE		85000
FREEPORT-MCMOR	COM	35671D857	205	2400	SH		SOLE		2400
POWERSH QQQ 	ETF	73935A104	22497	458500	SH		SOLE		458500
PWRSH DB CMDTY 	ETF	73935S105	651	27000	SH		SOLE		27000
SPDR S&P 500 	ETF	78462F103	13565	118878	SH		SOLE		118878
SPDR GOLD TRUST	ETF	78463V107	614	4800	SH		SOLE		4800
SPDR ASIA PACIF	ETF	78463X301	581	7000	SH		SOLE		7000
SPDR LATIN AMER	ETF	78463X707	1349	16000	SH		SOLE		16000
SPDR DJ REIT 	ETF	78464A607	17786	285358	SH		SOLE		285358
SELSE SPDR EN	ETF	81369Y506	785	14000	SH		SOLE		14000
SELSECSPDR TECH	ETF	81369Y803	1634	71000	SH		SOLE		71000
SELSE SPDR UTIL	ETF	81369Y886	1851	59000	SH		SOLE		59000
VISA INC	COM	92826C839	334	4500	SH		SOLE		4500

			373974

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